Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Limited Partners Common	Limited Partners Preferred
Balance at Dec. 31, 2013	$ 781,426	$ 12,310	$ 606,413	$ 162,703
Distributions declared and paid (distributions per common and preferred unit) (Note 7)	(50,036)	(821)	(41,136)	(8,079)
Partnership's net income	19,058	216	10,838	8,004
Conversion of Partnership's units (Notes 1, 7)			2,787	(2,787)
Balance at Jun. 30, 2014	750,448	11,705	578,902	159,841
Balance at Dec. 31, 2014	872,561	15,602	735,547	121,412
Distributions declared and paid (distributions per common and preferred unit) (Note 7)	(59,143)	(1,066)	(52,236)	(5,841)
Partnership's net income	26,260	411	20,221	5,628
Issuance of partnership's units	132,588		132,588
Conversion of Partnership's units (Notes 1, 7)		2,742	7,900	(10,642)
Balance at Jun. 30, 2015	$ 972,266	$ 17,689	$ 844,020	$ 110,557